Variable Portfolio – U.S. Flexible Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 62.6%
	Shares	Value ($)
U.S. Large Cap 62.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,081,621	261,347,531
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	11,434,742	659,784,592
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	9,994,600	260,459,272
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,231,985	268,348,484
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	3,190,804	265,889,724
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,221,678	263,114,770
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,917,334	269,825,986
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	10,478,927	541,655,736
Total		2,790,426,095
Total Equity Funds (Cost $1,167,447,230)		2,790,426,095

Exchange-Traded Equity Funds 6.8%

U.S. Mid Large Cap 6.8%
iShares Core S&P 500 ETF	226,750	151,763,775
Vanguard S&P 500 ETF	246,750	151,104,765
Total		302,868,540
Total Exchange-Traded Equity Funds (Cost $278,080,519)		302,868,540

Exchange-Traded Fixed Income Funds 2.3%

Investment Grade 2.3%
iShares Core U.S. Aggregate Bond ETF	480,000	48,120,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	263,500	29,372,345
Vanguard Intermediate-Term Corporate Bond ETF	299,500	25,190,945
Total		102,683,290
Total Exchange-Traded Fixed Income Funds (Cost $101,143,289)		102,683,290

Fixed Income Funds 10.6%
	Shares	Value ($)
Investment Grade 10.6%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	5,984,344	46,677,880
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,420,105	22,773,186
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,663,824	26,123,064
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,442,109	31,736,249
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,916,948	82,035,926
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,606,423	97,685,157
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,987,025	163,924,787
Total		470,956,249
Total Fixed Income Funds (Cost $516,515,366)		470,956,249

Residential Mortgage-Backed Securities - Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	19,530,000	17,360,608
10/16/2040- 10/14/2055	3.500%	21,435,000	19,835,815
10/16/2040- 10/14/2055	4.000%	30,474,500	29,027,818
10/14/2055	4.500%	62,650,000	60,761,594
10/14/2055	5.000%	15,225,000	15,097,980
Total Residential Mortgage-Backed Securities - Agency (Cost $142,559,239)			142,083,815

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $972,207)	1,138,175

Put Option Contracts Purchased 0.8%

(Cost $43,902,692)	37,696,450

Variable Portfolio – U.S. Flexible Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2025 (Unaudited)

Money Market Funds 14.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	664,820,436	664,620,990
Total Money Market Funds (Cost $664,510,775)		664,620,990
Total Investments in Securities (Cost: $2,915,131,317)		4,512,473,604
Other Assets & Liabilities, Net		(54,015,689)
Net Assets		4,458,457,915
At September 30, 2025, securities and/or cash totaling $88,235,052 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	2,625	12/2025	USD	884,460,938	12,433,431	—
U.S. Long Bond	28	12/2025	USD	3,264,625	4,190	—
U.S. Long Bond	43	12/2025	USD	5,013,531	—	(7,678)
U.S. Treasury 10-Year Note	77	12/2025	USD	8,662,500	17,732	—
U.S. Treasury 10-Year Note	52	12/2025	USD	5,850,000	—	(16,306)
U.S. Treasury 2-Year Note	185	12/2025	USD	38,553,711	46,106	—
U.S. Treasury 2-Year Note	100	12/2025	USD	20,839,844	—	(4,782)
U.S. Treasury 5-Year Note	391	12/2025	USD	42,695,367	94,901	—
U.S. Treasury 5-Year Note	115	12/2025	USD	12,557,461	—	(21,515)
U.S. Treasury Ultra Bond	19	12/2025	USD	2,281,188	4,145	—
U.S. Treasury Ultra Bond	52	12/2025	USD	6,243,250	—	(10,636)
Total					12,600,505	(60,917)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(155)	12/2025	USD	(19,030,125)	—	(304,572)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	35,448,838	53	6,670.00	12/19/2025	972,207	1,138,175

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	902,942,100	1,350	5,400.00	12/18/2026	20,179,157	19,244,250
S&P 500 Index	Morgan Stanley	USD	712,320,990	1,065	5,200.00	12/18/2026	16,211,645	12,849,225
S&P 500 Index	Morgan Stanley	USD	337,767,230	505	5,100.00	12/18/2026	7,511,890	5,602,975
Total							43,902,692	37,696,450

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(35,448,838)	(53)	6,670.00	12/19/2025	(982,433)	(788,640)
Variable Portfolio – U.S. Flexible Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	729,225,297	1,741,199,557	(1,805,749,544)	(54,320)	664,620,990	—	(11,415)	21,713,183	664,820,436
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	45,300,000	—	1,377,880	46,677,880	—	—	—	5,984,344
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	259,683,956	244,420	(11,232,316)	12,651,471	261,347,531	—	14,194,383	—	2,081,621
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	654,876,492	—	(35,032,442)	39,940,542	659,784,592	—	46,887,452	—	11,434,742
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	45,400,961	2,688,745	(25,784,668)	468,148	22,773,186	—	(543,901)	1,980,200	2,420,105
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,505,911	4,843,171	(35,942,248)	11,716,230	26,123,064	—	(12,369,286)	2,728,364	3,663,824
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	261,735,217	7,585	(16,805,153)	15,521,623	260,459,272	—	10,326,447	—	9,994,600
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	256,922,250	27,397	(15,647,492)	27,046,329	268,348,484	—	14,440,292	—	5,231,985
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,610,100	1,482,511	(1,077,832)	1,721,470	31,736,249	—	(179,936)	694,206	3,442,109
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	76,940,429	4,367,217	(1,835,651)	2,563,931	82,035,926	—	(360,173)	2,574,241	8,916,948
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	266,858,581	499,821	(17,225,106)	15,756,428	265,889,724	—	23,234,334	—	3,190,804
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	253,976,152	1,092,237	(6,587,602)	14,633,983	263,114,770	—	4,403,991	—	6,221,678
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	91,004,808	7,251,900	(2,279,708)	1,708,157	97,685,157	—	(401,454)	4,543,253	10,606,423
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	272,297,136	95,042	(35,412,703)	32,846,511	269,825,986	—	7,545,094	—	3,917,334
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	154,664,074	12,286,163	(4,996,261)	1,970,811	163,924,787	—	(785,293)	8,694,654	16,987,025
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	533,710,706	—	(23,416,680)	31,361,710	541,655,736	—	29,875,187	—	10,478,927
Total	3,932,412,070			211,230,904	3,926,003,334	—	136,255,722	42,928,101

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – U.S. Flexible Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – U.S. Flexible Growth Fund  | 2025

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3QT7060_12_D01_(11/25)